Commitments, Leases and Contingencies, Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Operating Leases [Abstract]
Operating lease right-of-use assets	$ 602	$ 573
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Operating lease right-of-use assets	Operating lease right-of-use assets
Current operating lease liabilities	$ 123	$ 105
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Noncurrent operating lease liabilities	$ 495	$ 484
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Noncurrent operating lease liabilities	Noncurrent operating lease liabilities
Finance Leases [Abstract]
Finance lease right-of-use assets	$ 27	$ 23
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, plant and equipment	Property, plant and equipment
Current finance lease liabilities	$ 6	$ 7
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Current portion of long-term debt	Current portion of long-term debt
Noncurrent finance lease liabilities	$ 23	$ 19
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt	Long-term debt
Lease Cash Flow and Lease Expense [Abstract]
Operating leases, lease cost	$ 133	$ 129
Finance leases, interest expense	2	1
Finance leases, financing cash flows	7	5
Finance leases, amortization of right-of-use assets	$ 6	$ 6
Remaining Lease Terms and Discount Rates [Abstract]
Weighted-average remaining lease term - operating leases	9 years	10 years
Weighted-average remaining lease term - finance leases	6 years	3 years
Weighted-average discount rate - operating leases	5.30%	5.10%
Weighted-average discount rate - finance leases	5.80%	4.50%
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 98